Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Property and equipment, gross	$ 290	$ 281
Accumulated depreciation:
Accumulated depreciation	248	234
Property and equipment, net	42	47
Laboratory equipment [Member]
Cost:
Property and equipment, gross	62	62
Accumulated depreciation:
Accumulated depreciation	42	35
Computers, office furniture and equipment [Member]
Cost:
Property and equipment, gross	215	206
Accumulated depreciation:
Accumulated depreciation	196	190
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	13	13
Accumulated depreciation:
Accumulated depreciation	$ 10	$ 9